Effective October 31, 2015, the sub-section entitled "Portfolio Manager(s)" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager(s)

Portfolio Manager	Since	Title
Richard O. Hawkins	December 2014	Investment Officer of MFS
Robert Spector	October 2015	Investment Officer of MFS
Pilar Gomez-Bravo	December 2014	Investment Officer of MFS
Robert D. Persons	December 2014	Investment Officer of MFS
Erik S. Weisman	2010	Investment Officer of MFS

Effective October 31, 2015, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Richard O. Hawkins	Co-Lead Portfolio Manager	Employed in the investment area of MFS since 1988
Robert Spector	Co-Lead Portfolio Manager	Employed in the investment area of MFS since 2011; Portfolio Manager and Chief Economist of McLean Budden from March 2005 to September 2011
Pilar Gomez-Bravo	Investment Grade Debt Instruments Portfolio Manager
Employed in the investment area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012; Co-founder of Marengo Asset Management from June 2010 to April 2011; Head of Credit Europe of Neuberger Berman from June 2006 to May 2010

Robert D. Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Erik S. Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002

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